Related Party Disclosures	6 Months Ended
Jun. 30, 2026
Related party transactions [abstract]
Related Party Disclosures
11.
Related Party Disclosures

(a)
Key management personnel compensation

In addition to their contracted fees, directors and executive officers also participate in the Company’s Share option program and DSU and RSU plans. Certain executive officers are subject to a mutual termination notice ranging from one to twelve months. Key management personnel compensation comprised:

	Three months ended June 30, 2026	Three months ended June 30, 2025	Six months ended June 30, 2026	Six months ended June 30, 2025
Directors & officers compensation	$396,250	$928,005	$1,342,500	$1,955,602
Share-based payments	482,306	9,108,057	1,729,390	20,717,042
	$878,556	$10,036,062	$3,071,890	$22,672,644

During the three and six months ended June 30, 2026, the Company recorded an expense of $482,306 and $1,729,390, respectively (three and six months ended June 30, 2025 - $9,108,057 and $20,717,042, respectively) in share-based compensation related to the amortization of the estimated fair value of DSUs and RSUs granted to directors and officers of the Company in 2015, 2022, 2023, 2024 and 2025. As at June 30, 2026, 2,492,000 DSUs were granted to officers and directors of the Company of which 1,975,417 have vested, and 517,083 have not yet vested (See Note 8(b)). As of June 30, 2025, 4,112,800 RSUs were granted to officers and directors of the Company, of which 3,662,650 have vested and 450,150 have not yet vested (See Note 8(c)).

(b)
Transactions with other related parties

As at June 30, 2026, trade payables and accrued liabilities included an amount of $28,333 (December 31, 2025 - $42,233) owing to directors and officers of the Company for consulting and directors fees and $6,244 (December 31, 2025 - $nil) owing to directors and officers for expense reimbursement.

These transactions, occurring in the normal course of operations, are measured at the exchange amount, which is the amount of consideration established and agreed to by the related parties.